SCHEDULE OF COMPENSATION OF KEY MANAGEMENT PERSONNEL (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Salaries, fees and other allowances	$ 1,230,000	$ 1,920,000	$ 1,920,000
Retirement benefit scheme contributions			16,661
Total	$ 1,230,000	$ 1,920,000	$ 1,936,661